Restricted Cash and Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Restricted Cash and Investments [Abstract]
Restricted cash	R 319	R 216
Restricted investments	5,263	5,083
Restricted cash and investments	5,582	5,299
Restricted cash and investments	27	67
Restricted cash and investments	R 5,555	R 5,232